Other Financial Assets	12 Months Ended
Mar. 31, 2025
Other Financial Assets [Abstract]
Other financial assets

15.    Other financial assets

Other financial assets consist of the following:

	As of March 31,
(In millions)	2024	2025
Current portion
Other receivables	¥34	¥40
US dollar stablecoins	¥3	¥22
Sub-total	37	62
Non-current portion
Deposits and guarantee deposits(1)	575	388
Equity security investments(2)	39	46
Sub-total	614	433
Total	¥651	¥495

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(1)      Deposits and guarantee deposits (non-current assets) mainly consist of the guarantee deposits paid to the lessors for leased properties.

(2)      Equity security investments represent the equity security investments which are measured at fair value through profit or loss. See Note 25 (2) “Fair value hierarchy of assets and liabilities measured at fair value on a recurring basis.”